Financing Receivables	12 Months Ended
Dec. 31, 2016
Financing Receivables
(7)	Financing Receivables

The Company’s financing receivables are comprised of mortgage loans, nontrade receivables, loans to affiliates, and loans to non-affiliates. Mortgage loans consist of the unpaid balance of mortgage loans on real estate. Nontrade receivables are amounts for policy or contract premiums due from the agents and broker-dealers, or amounts due from reinsurers. Loans to affiliate include loans to related parties to fund certain companywide projects. Loans to non-affiliates are loans that are intended to meet certain financial objectives of the Company, AZOA, and Allianz SE. The mortgage loans and nontrade receivables are evaluated on a collective basis for impairment unless circumstances arise that warrant individual evaluation. The loans to affiliates and loans to non-affiliates are evaluated individually and do not require an allowance as of December 31, 2016 and 2015. For additional information, see note 2 for nontrade receivables, note 4 for mortgage loans, and note 19 for loans to affiliates.

Credit Quality Indicators

The Company analyzes certain financing receivables for credit risk by using specific credit quality indicators.

The Company has determined the loan-to-value ratio and the debt service coverage ratio are the most reliable indicators in analyzing the credit risk of its mortgage loan portfolio. The loan-to-value ratio is based on the Company’s internal valuation methodologies, including discounted cash flow analysis and comparative sales, depending on the characteristics of the property being evaluated. The debt service coverage ratio analysis is normalized to reflect a 25 year amortization schedule.

The credit quality as of December 31 is shown below:

	Debt Service Coverage Ratios
2016:	Greater than 1.4x	1.2x – 1.4x	1.0x – 1.2x	Less than 1.0x	Total	Percent of Total
Loan-to-value ratios:
Less than 50%	$3,694,757	133,289	53,761	—	3,881,807	37.3%
50% – 60%	3,740,956	173,453	23,378	18,930	3,956,717	38.0
60% – 70%	1,442,783	502,746	26,005	43,607	2,015,141	19.4
70% – 80%	198,103	153,481	24,086	—	375,670	3.6
80% – 90%	57,439	83,046	27,384	2,937	170,806	1.7
90% – 100%	—	—	—	—	—	—
Greater than 100%	—	—	—	—	—	—

Total	$9,134,038	1,046,015	154,614	65,474	10,400,141	100.0%

	Debt Service Coverage Ratios
2015:	Greater than 1.4x	1.2x – 1.4x	1.0x – 1.2x	Less than 1.0x	Total	Percent of Total
Loan-to-value ratios:
Less than 50%	3,310,857	134,224	117,417	76	3,562,574	40.4%
50% – 60%	2,056,466	492,618	99,041	2,834	2,650,959	30.0
60% – 70%	1,347,641	633,125	51,113	66,702	2,098,581	23.8
70% – 80%	72,551	107,527	50,712	87,160	317,950	3.6
80% – 90%	96,548	51,230	27,874	6,460	182,112	2.0
90% – 100%	—	—	13,242	—	13,242	0.2
Greater than 100%	—	—	—	—	—	—

Total	6,884,063	1,418,724	359,399	163,232	8,825,418	100.0%

The Company’s nontrade receivables are analyzed for credit risk based upon the customer classification of agent or reinsurer. The nontrade receivable and allowance for credit losses by customer classification as of December 31 are shown below:

	2016			2015
	Agent	Reinsurer	Total	Agent	Reinsurer	Total
Nontrade receivables	$11,860	20,963	32,823	6,976	23,581	30,557
Allowance for credit losses	(4,876)	—	(4,876)	(5,525)	—	(5,525)

Net nontrade receivables	$6,984	20,963	27,947	1,451	23,581	25,032

Rollforward of Allowance for Credit Losses

The allowances for credit losses and recorded investment in financing receivables as of December 31 are shown below:

	Mortgage loans	Nontrade receivables	Loans to affiliates	Loans to non-affiliates	Total
2016:
Financing receivables, gross	$10,400,141	32,823	39,120	10,145	10,482,229

Allowance for credit losses:
Beginning balance	$37,400	5,525	—	—	42,925
Provision/(benefit)	11,000	(649)	—	—	10,351

Ending balance	48,400	4,876	—	—	53,276

Financing receivables ending balance net of valuation allowance	$10,351,741	27,947	39,120	10,145	10,428,953

	Mortgage loans	Nontrade receivables	Loans to affiliates	Loans to non-affiliates	Total
2015:
Financing receivables, gross	$8,825,418	30,557	33,000	11,341	8,900,316

Allowance for credit losses:
Beginning balance	$35,000	6,486	—	—	41,486
Provision/(benefit)	2,400	(961)	—	—	1,439

Ending balance	37,400	5,525	—	—	42,925

Financing receivables ending balance net of valuation allowance	$8,788,018	25,032	33,000	11,341	8,857,391

The Company evaluates the mortgage loan allowance for loan loss quarterly, which resulted in an increase of the provision of $11,000 and $2,400 for the years ended December 31, 2016 and 2015, respectively. The increase to the allowance for loan loss is a result of the growing asset base of the mortgage loan portfolio partially offset by improving quality indicators.

Past-Due Aging Analysis

Aging analysis of past-due financing receivables as of December 31 is shown below:

	31–60 days past due	61–90 days past due	Greater than 90 days past due	Total past due	Current	Total
2016:
Mortgage loans	$—	—	—	—	10,400,141	10,400,141
Nontrade receivables	7,590	1,662	6,712	15,964	16,859	32,823
Loans to affiliates	—	—	—	—	39,120	39,120
Loans to non-affiliates	109	10	71	190	9,955	10,145

Total	$7,699	1,672	6,783	16,154	10,466,075	10,482,229

	31–60 days past due	61–90 days past due	Greater than 90 days past due	Total past due	Current	Total
2015:
Mortgage loans	$—	—	—	—	8,825,418	8,825,418
Nontrade receivables	6,893	1,796	5,629	14,318	16,239	30,557
Loans to affiliates	—	—	—	—	33,000	33,000
Loans to non-affiliates	60	—	—	60	11,281	11,341

Total	$6,953	1,796	5,629	14,378	8,885,938	8,900,316

As of December 31, 2016 and 2015, the Company’s financing receivables did not include any balances which are on a nonaccrual status, classified as a troubled debt restructuring, or impaired without a corresponding allowance for credit loss.